GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2024 (period remaining)	$ 842
Fiscal 2025	3,307	$ 3,347
Fiscal 2026	3,143	3,307
Fiscal 2027	2,172	3,143
Fiscal 2028	556	2,172
Fiscal 2028		556
Total	$ 10,020	$ 12,525